FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

Your Fund performed well during its third fiscal quarter1, delivering +3.4% total return on net asset value2. For the first nine months of fiscal 2014, the Fund’s return on NAV was an impressive +17.4%. While third quarter market performance was +2.4%, year-to-date market performance was +23.5% at August 31st.

U.S. economic growth appears to be running around 3% currently, after averaging just 1.3% in 2014’s first half. Job growth is up, unemployment is down and inflation remains low. The Fed is not filling its monetary punch bowl as quickly as before, but, while it’s always hard to predict what the Fed will do, it probably won’t start to raise short-term interest rates until mid-2015 or later. In contrast, economic growth abroad has slowed, with most developed countries trailing the U.S. recovery and monetary policy in many of those countries is easing further.

Although long-term interest rates in the U.S. will probably rise modestly over coming quarters, we think any upward movement will be limited by moderate GDP growth and strong investor demand for yield. Credit conditions continue to improve for most issuers of preferred securities, as earnings remain healthy and companies continue to build capital. With this backdrop, we believe prospective returns remain attractive for long-term investors.

The Fund’s portfolio benefited from small declines in intermediate and long-term interest rates during the quarter, as well as on-going demand for higher yields of preferred securities. Supply of new issues remains steady—a key measure of market health. From December 2013 through September 2014, U.S. and foreign companies issued 103 new securities in the United States, raising just under $64 billion. Over the same period, issuers redeemed 67 preferred securities totaling $25 billion.

New issue supply was dominated by banks tailoring their capital to meet new regulatory requirements. Large U.S. banks (those deemed to be a systemically important financial institution, or “SIFI”) have issued traditional non-cumulative perpetual preferred stock. Non-U.S. SIFI banks are utilizing a preferred stock variation termed Contingent Convertible Securities, or CoCos. As you know from prior letters, the Fund has not yet purchased any CoCos, but we continue to evaluate them as potential investments.

With foreign economies lagging recovery in the U.S. and foreign banks issuing securities we have not yet been inclined to buy, the portion of the portfolio invested in foreign securities has drifted lower this fiscal year. Through September 30th, this portion declined from 30.1% of the portfolio to 21.7%. We anticipate this rate could fall further through more issuer redemptions.

As we discussed last quarter, another portfolio trend is a continued shift to “fixed-to-float” securities. These have coupons that are fixed for an initial period, typically five or ten years. Afterwards, coupons float based on a formula set at issuance. Prices on floating rate issues typically are less sensitive to changes in benchmark interest rates; this effect has spilled over to fixed-to-float preferred securities as well. If long-term interest rates begin to rise, as we expect they will eventually, these securities should tend to outperform

[1]	June 1, 2014—August 31, 2014
[2]	Following the methodology required by the SEC, total return assumes dividend reinvestment and includes income and principal change, plus the impact of the Fund’s leverage and expenses.

issues with fixed-for-life coupons, all other things being equal. As of September 30th, the portion of the portfolio in this structure was 71.3%. We continue to look for opportunities to add fixed-to-float holdings.

Although these issues yield a bit less than many fixed-for-life securities, and thus may reduce portfolio income at the margin, we believe owning fixed-to-float securities is prudent and consistent with our interest-rate outlook.

As always, we encourage you to visit the Fund’s website, www.preferredincome.com, for current information on preferred-securities markets, the Fund and the broader economy.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Robert M. Ettinger

Bradford S. Stone

October 1, 2014

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

August 31, 2014 (Unaudited)

Fund Statistics

Net Asset Value	$24.97

Market Price	$22.96

Discount	8.05%

Yield on Market Price	8.36%

Common Stock Shares Outstanding	19,156,782

Moody’s Ratings*	% of Net Assets†

A	2.1%

BBB	48.1%

BB	38.7%

Below “BB”	5.5%

Not Rated**	3.8%

Below Investment Grade***	32.2%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.8%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Citigroup	4.7%

JPMorgan Chase	4.5%

MetLife	4.4%

Liberty Mutual Group	4.2%

Morgan Stanley	3.7%

PNC Financial Services Group	3.6%

Wells Fargo & Company	3.5%

Fifth Third Bancorp	3.5%

Prudential Financial	3.4%

HSBC PLC	3.3%

% of Net Assets***†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	61%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	46%

***	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

August 31, 2014 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 96.8%
	Banking — 52.4%
11,750	AgStar Financial Services ACA, 6.75% Pfd., 144A****	$12,057,703	*(1)
103,166	Astoria Financial Corp., 6.50% Pfd., Series C	2,530,796	*(1)
296,121	Banco Santander, 10.50% Pfd., Series 10	7,610,754	**(2)
	Bank of America:
$13,000,000	Bank of America Corporation, 8.00%	14,435,122	*(1)
$7,455,000	Bank of America Corporation, 8.125%	8,314,621	*(1)
	Barclays Bank PLC:
60,000	Barclays Bank PLC, 7.10% Pfd.	1,540,200	**(2)
27,807	Barclays Bank PLC, 8.125% Pfd., Series 5	720,757	**(1)(2)
44,933	BB&T Corporation, 5.625% Pfd., Series E	1,079,358	*
	Citigroup:
1,032,107	Citigroup, Inc., 6.875% Pfd., Series K	27,941,717	*(1)
198,522	Citigroup, Inc., 7.125% Pfd., Series J	5,526,852	*
3,450	CoBank ACB, 6.25% Pfd., 144A****	359,124	*
899,035	Fifth Third Bancorp, 6.625% Pfd., Series I	24,679,859	*(1)
33,550	First Niagara Financial Group, Inc., 8.625% Pfd.	954,883	*(1)
25,000	First Republic Bank, 6.20% Pfd.	637,313	*
	Goldman Sachs Group:
$1,170,000	Goldman Sachs, 5.70%, Series L	1,213,754	*
85,979	Goldman Sachs, 5.95% Pfd., Series I	2,098,429	*(1)
741,522	Goldman Sachs, 6.375% Pfd., Series K	19,272,157	*(1)
	HSBC PLC:
$4,458,000	HSBC Capital Funding LP, 10.176%, 144A****	6,709,290	(1)(2)
70,800	HSBC Holdings PLC, 8.00% Pfd., Series 2	1,904,697	**(2)
$3,910,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	3,958,288
$1,100,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	1,114,646
340,800	HSBC USA, Inc., 6.50% Pfd., Series H	8,711,700	*(1)
	ING Groep NV:
160,000	ING Groep NV, 6.375% Pfd.	4,057,600	**(1)(2)
38,082	ING Groep NV, 7.05% Pfd.	978,765	**(2)
3,201	ING Groep NV, 7.20% Pfd.	82,591	**(1)(2)
235,000	ING Groep NV, 7.375% Pfd.	6,098,250	**(1)(2)
	JPMorgan Chase:
$10,700,000	JPMorgan Chase & Company, 6.00%, Series R	11,026,350	*(1)
$500,000	JPMorgan Chase & Company, 6.75%, Series S	539,375	*
$18,500,000	JPMorgan Chase & Company, 7.90%, Series I	20,558,125	*(1)
$14,022,000	Lloyds Banking Group PLC, 6.657%, 144A****	15,389,145	**(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2014 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Banking — (Continued)
	M&T Bank Corporation:
$3,500,000	M&T Bank Corporation, 6.450%, Series E	$3,780,000	*(1)
$6,789,000	M&T Bank Corporation, 6.875%, Series D, 144A****	6,965,154	*(1)
	Morgan Stanley:
39,002	Morgan Stanley Capital Trust IV, 6.25% Pfd.	994,649	(1)
$1,500,000	Morgan Stanley, 5.45%, Series H	1,528,125	*
802,694	Morgan Stanley, 6.875% Pfd., Series F	21,680,765	*(1)
91,200	Morgan Stanley, 7.125% Pfd., Series E	2,550,089	*
	PNC Financial Services:
451,824	PNC Financial Services Group, Inc., 6.125% Pfd., Series P	12,524,019	*(1)
$11,748,000	PNC Financial Services Group, Inc., 6.75%	13,248,830	*(1)
$8,625,000	RaboBank Nederland, 11.00%, 144A****	11,449,687	(1)(2)
627,170	Regions Financial Corporation, 6.375% Pfd., Series B	15,898,760	*(1)
	Royal Bank of Scotland:
$4,825,000	RBS Capital Trust II, 6.425%	5,162,750	**(1)(2)
13,000	Royal Bank of Scotland Group PLC, 6.60% Pfd., Series S	325,390	**(2)
647,500	Royal Bank of Scotland Group PLC, 7.25% Pfd., Series T	16,627,800	**(1)(2)
110,317	State Street Corporation, 5.90% Pfd., Series D	2,877,343	*(1)
288,008	SunTrust Banks, Inc., 5.875% Pfd.	6,876,191	*
110,000	US Bancorp, 6.50% Pfd., Series F	3,214,365	*(1)
	Wells Fargo:
180,300	Wells Fargo & Company, 5.85% Pfd.	4,710,338	*(1)
$18,000,000	Wells Fargo & Company, 7.98%, Series K	20,430,000	*(1)
	Zions Bancorporation:
10,000	Zions Bancorporation, 6.30% Pfd., Series G	259,375	*
$10,000,000	Zions Bancorporation, 7.20%, Series J	10,597,000	*

		373,802,851

	Financial Services — 2.2%
$5,600,000	Charles Schwab Corporation, 7.00%	6,615,000	*(1)
	Deutsche Bank:
89,000	Deutsche Bank Contingent Capital Trust III, 7.60% Pfd.	2,458,314	**(1)(2)
8,103	Deutsche Bank Contingent Capital Trust V, 8.05% Pfd.	230,773	**(1)(2)
$5,000,000	General Electric Capital Corp., 7.125%, Series A	5,902,785	*(1)
	HSBC PLC:
36,348	HSBC Finance Corporation, 6.36% Pfd., Series B	913,843	*

		16,120,715

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2014 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Insurance — 27.9%
281,995	Allstate Corp., 6.625% Pfd., Series E	$7,388,692	*
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57%, 144A****	377,132
$497,000	AIG Life Holdings, Inc., 8.125%, 144A****	711,286
$350,000	American International Group, Inc., 8.175% 05/15/58	483,875
$1,010,000	Aon Corporation, 8.205% 01/01/27	1,300,147
322,480	Arch Capital Group, Ltd., 6.75% Pfd., Series C	8,678,743	**(1)(2)
	AXA SA:
$6,550,000	AXA SA, 6.379%, 144A****	7,139,500	**(1)(2)
$8,950,000	AXA SA, 8.60% 12/15/30	12,121,701	(1)(2)
	Axis Capital Holdings:
4,300	Axis Capital Holdings Ltd., 5.50% Pfd., Series D	98,094	**(2)
646,952	Axis Capital Holdings Ltd., 6.875% Pfd., Series C	17,508,139	**(1)(2)
6,000	Delphi Financial Group, 7.376% Pfd., 05/15/37	150,375
181,000	Endurance Specialty Holdings, 7.50% Pfd., Series B	4,762,563	**(2)
$988,000	Everest Re Holdings, 6.60% 05/15/37	1,043,575	(1)
25,000	Hartford Financial Services Group, Inc., 7.875% Pfd.	754,788
	Liberty Mutual Group:
$17,950,000	Liberty Mutual Group, 7.80% 03/15/37, 144A****	21,270,750	(1)
$5,520,000	Liberty Mutual Group, 10.75% 06/15/58, 144A****	8,611,200	(1)
	MetLife:
$3,759,000	MetLife, Inc., 10.75% 08/01/39	6,108,375	(1)
$17,200,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	25,069,000	(1)
	PartnerRe:
20,486	PartnerRe Ltd., 5.875% Pfd.,Series F	499,039	**(2)
37,556	PartnerRe Ltd., 6.50% Pfd., Series D	953,603	**(2)
71,237	PartnerRe Ltd., 7.25% Pfd., Series E	1,912,713	**(2)
631,500	Principal Financial Group, 6.518% Pfd., Series B	16,458,469	*
	Prudential Financial:
$5,574,000	Prudential Financial, Inc., 5.625% 06/15/43	6,005,985	(1)
$6,375,000	Prudential Financial, Inc., 5.875% 09/15/42	6,865,237	(1)
$9,070,000	Prudential Financial, Inc., 8.875% 06/15/38	11,054,062	(1)
	QBE Insurance:
$8,000,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	8,711,648	(1)(2)
288,323	W.R. Berkley Corporation, 5.625% Pfd.	6,848,392	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2014 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Insurance — (Continued)
	XL Group PLC:
$17,080,000	XL Capital Ltd., 6.50%, Series E	$16,546,250	(1)(2)

		199,433,333

	Utilities — 5.0%
	Commonwealth Edison:
$2,000,000	COMED Financing III, 6.35% 03/15/33	2,065,000
25,000	Entergy Louisiana, Inc., 6.95% Pfd.	2,503,908	*
116,000	Integrys Energy Group, Inc., 6.00% Pfd.	3,055,730	(1)
	PPL Corp:
$19,500,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	19,899,497	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67	5,788,497
$2,000,000	Southern California Edison Co., 6.25%, Series E	2,184,870	*

		35,497,502

	Energy — 2.5%
$9,780,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	9,535,500	(1)
$4,000,000	Enbridge Energy Partners LP, 8.05% 10/01/37	4,520,000	(1)
$3,675,000	Enterprise Products Partners, 7.034% 01/15/68, Series B	4,165,094	(1)

		18,220,594

	Real Estate Investment Trust (REIT) — 6.8%
425,148	Alexandria Real Estate, 6.45% Pfd.,Series E	10,883,789
	Duke Realty Corp.:
100,000	Duke Realty Corp, 6.50% Pfd., Series K	2,516,250
234,877	Duke Realty Corp, 6.60% Pfd., Series L	5,908,636
118,280	Equity CommonWealth, 7.25% Pfd., Series E	3,004,312
	Kimco Realty Corporation:
18,500	Kimco Realty Corporation, 5.50% Pfd., Series J	432,900
5,000	Kimco Realty Corporation, 5.625% Pfd., Series K	119,708
47,308	Kimco Realty Corporation, 6.00% Pfd., Series I	1,204,878
116,006	Kimco Realty Corporation, 6.90% Pfd., Series H	3,057,918	(1)
	National Retail Properties:
45,300	National Retail Properties, Inc., 5.70% Pfd., Series E	1,068,799
27,879	National Retail Properties, Inc., 6.625% Pfd., Series D	738,306

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2014 (Unaudited)

Shares/$ Par		Value
Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	PS Business Parks:
23,808	PS Business Parks, Inc., 5.70% Pfd., Series V	$569,785
20,867	PS Business Parks, Inc., 5.75% Pfd., Series U	499,556
487,476	PS Business Parks, Inc., 6.00% Pfd., Series T	12,104,029	(1)
97,606	PS Business Parks, Inc., 6.45% Pfd., Series S	2,506,766	(1)
12,180	PS Business Parks, Inc., 6.875% Pfd., Series R	319,116	(1)
112,614	Public Storage, 6.35% Pfd., Series R	2,935,002
7,035	Regency Centers Corporation, 6.625% Pfd., Series 6	188,696
8,313	Weingarten Realty Investors, 6.50% Pfd., Series F	212,750	(1)

		48,271,196

	Total Preferred Securities (Cost $668,684,157)	691,346,191

Corporate Debt Securities — 1.3%
	Banking — 0.9%
$700,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	901,424
112,876	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	2,772,517	(1)
100,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	2,675,000

		6,348,941

	Financial Services — 0.2%
39,267	Affiliated Managers Group, Inc., 6.375% 08/15/42	1,003,331	(1)

		1,003,331

	Communication — 0.2%
63,200	Qwest Corporation, 7.375% 06/01/51	1,652,838

		1,652,838

	Total Corporate Debt Securities (Cost $8,626,423)	9,005,110

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

August 31, 2014 (Unaudited)

Shares/$ Par		Value

Money Market Fund — 0.9%

	BlackRock Liquidity Funds:
6,578,512	T-Fund, Institutional Class	$6,578,512

	Total Money Market Fund (Cost $6,578,512)	6,578,512

Total Investments (Cost $683,889,092***)	99.0%		706,929,813

Other Assets And Liabilities (Net)	1.0%		6,825,282

Total Managed Assets	100.0%	‡	$713,755,095

Loan Principal Balance			(235,500,000)

Total Net Assets Available To Common Stock			$478,255,095

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2014, these securities amounted to $139,429,053 or 19.5% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $420,822,706 at August 31, 2014.
(2)	Foreign Issuer.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

ABBREVIATIONS:
Pfd.	—	Preferred Securities
REIT	—	Real Estate Investment Trust

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2013 through August 31, 2014 (Unaudited)

Value
OPERATIONS:
Net investment income	$24,944,831
Net realized gain/(loss) on investments sold during the period	4,379,345
Change in net unrealized appreciation/(depreciation) of investments	41,763,821

Net increase in net assets resulting from operations	71,087,997

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(28,581,919)

Total Distributions to Common Stock Shareholders	(28,581,919)

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$42,506,078

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$435,749,017
Net increase in net assets during the period	42,506,078

End of period	$478,255,095

(1)

These tables summarize the nine months ended August 31, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2013 through August 31, 2014 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$22.75

INVESTMENT OPERATIONS:
Net investment income	1.30
Net realized and unrealized gain/(loss) on investments	2.41

Total from investment operations	3.71

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.49)

Total distributions to Common Stock Shareholders	(1.49)

Net asset value, end of period	$24.97

Market value, end of period	$22.96

Common Stock shares outstanding, end of period	19,156,782

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.26	%*
Operating expenses including interest expense	1.66	%*
Operating expenses excluding interest expense	1.09	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	22	%**
Total managed assets, end of period (in 000’s)	$713,755
Ratio of operating expenses including interest expense to total managed assets	1.12	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.73	%*

(1)

These tables summarize the nine months ended August 31, 2014 and should be read in conjunction with the Fund’s audited financial statements, including footnotes, in its Annual Report dated November 30, 2013.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2013	$0.2120	$22.46	$20.53	$20.49
January 31, 2014	0.1600	22.95	20.90	20.86
February 28, 2014	0.1600	23.47	21.91	21.92
March 31, 2014	0.1600	23.72	21.72	21.75
April 30, 2014	0.1600	24.23	22.76	22.84
May 30, 2014	0.1600	24.66	22.90	22.93
June 30, 2014	0.1600	24.90	23.56	23.54
July 31, 2014	0.1600	24.72	22.16	22.15
August 29, 2014	0.1600	24.97	22.96	23.06

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At August 31, 2014, the aggregate cost of securities for federal income tax purposes was $685,621,488, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $25,218,096 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,909,771.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund’s investments as of August 31, 2014 is as follows:

	Total Value at August 31, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$373,802,851	$315,429,209	$58,373,642	$—
Financial Services	16,120,715	16,120,715	—	—
Insurance	199,433,333	156,823,907	42,609,426	—
Utilities	35,497,502	22,955,227	12,542,275	—
Energy	18,220,594	4,520,000	13,700,594	—
Real Estate Investment Trust (REIT)	48,271,196	48,271,196	—	—
Corporate Debt Securities
Banking	6,348,941	5,447,517	901,424	—
Financial Services	1,003,331	1,003,331	—	—
Communication	1,652,838	1,652,838	—	—
Money Market Fund	6,578,512	6,578,512	—	—

Total Investments	$706,929,813	$578,802,452	$128,127,361	$—

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, securities with an aggregate market value of $21,754,625 were transferred into Level 1 from Level 2. During the reporting period, there were no transfers into Level 2 from Level 1.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services—approved by the Board of Directors and unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

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Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent ––

BNY Mellon c/o Computer share

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

August 31, 2014

www.preferredincome.com